REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2022
REPORTING ENTITY
Schedule of the effect on shareholders' equity

The effect on shareholders' equity is as follows:

Consideration paid to non-controlling interests	816,081	*
Carrying amount of non-controlling interests acquired	961,588	*
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity	145,507

*Amounts in millions of COP